Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of Common Stock Reserved For Future Issuance
Common stock reserved for future issuance as of December 31, 2025 was as follows (in thousands).

December 31, 2025
Earn Out Securities	74,998
Common stock warrants 1	65,226
Outstanding stock options	55,438
Shares available for issuance under equity incentive plan	25,709
Cumulative redeemable convertible preferred stock 2	14,597
Shares available for issuance under the ESPP	5,639

Total	241,607

1	Common stock warrants include both equity-classified and liability-classified warrants (see Note 11).
2	Includes shares issuable for accrued interest paid-in-kind (see Note 12).

Schedule of Common Stock Warrants
As of December 31, 2025, the Company had the following equity-classified common stock warrants outstanding (in thousands, except exercise price per share):

	Shares Underlying Warrants	Exercise Price Per Share	Expiration Date
Public Warrants	24,991	$9.28	9/24/2030
Private Placement Warrants	14,300	$9.28	9/24/2030
Assumed Kodiak Warrants	559	$2.24	12/31/2028, 6/30/2031

Total outstanding	39,850